Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 29	$ 27	$ 85	$ 82